UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus

Municipal Money

Market Fund, Inc.

ANNUAL REPORT May 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
31	Report of Independent Registered
Public Accounting Firm
32	Important Tax Information
33	Board Members Information
36	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Money Market Fund, Inc., covering the 12-month period from June 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration.While yields of longer term bonds climbed in response to these developments, yields of money market instruments remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through May 31, 2013, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2013, Dreyfus Municipal Money Market Fund produced a yield of 0.00%.Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Yields of municipal money market instruments stayed near historical lows throughout the reporting period, as short-term interest rates remained anchored by an overnight federal funds rate between 0% and 0.25% despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term, interest-rate trends and future supply-and-demand considerations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Gradual Economic Recovery Continues

The reporting period saw a generally improving economic environment as U.S. GDP grew at a respectable annualized rate of 3.4% during the third quarter of 2012. Although the economic growth rate slid to 0.4% annualized rate during the fourth quarter due to uncertainty surrounding automatic tax hikes and spending hikes scheduled for the start of 2013, GDP growth rebounded to a 2.4% annualized rate over the first quarter of 2013. In addition, the unemployment rate declined gradually to 7.6% by the reporting period’s end, and housing markets exhibited long-awaited signs of recovery.

Despite these positive developments, the Federal Reserve Board’s (the “Fed”) target for the overnight federal funds rate remained near historical lows, and the Fed indicated that rates were unlikely to change until the unemployment rate reaches 6.5%. In this environment, demand from individual investors focused on higher yielding securities in the longer term municipal bond market. Demand for securities issued by municipalities also remained strong among nontraditional buyers, such as separately managed accounts and intermediate bond funds, due to attractive tax-exempt yields compared to taxable securities and narrow yield differences across the zero- to three-year maturity spectrum. Nonetheless, yields on high-quality, one-year municipal notes remained near historical lows over the reporting period, and increased investor demand for variable rate demand notes has kept yields of shorter term securities steady.

Municipal credit quality continued to improve over the reporting period as most states and many local governments recovered gradually from the recession.

Credit Selection Remains Paramount

Most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. Due to narrow yield differences along the money market’s maturity spectrum, as well as ongoing regulatory uncertainty, it has made little sense for fund managers to extend weighted average maturities.The fund was no exception to these considerations, and we maintained its weighted average maturity in a range that was consistent with industry averages.

Moreover, careful and well-researched credit selection has remained paramount.As we have for some time, we continued to favor state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.We generally continued to shy away from instruments issued by localities that depend heavily on state aid.

Low Rates Likely to Persist

We are cautiously optimistic regarding U.S. economic prospects as the United States and overseas markets continue to recover gradually from recession and various financial crises.While the Fed has indicated that it may begin to taper off its ongoing, open-ended quantitative easing program later this year amid moderate economic growth, it also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 17, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

Expenses paid per $1,000†	$1.05
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

Expenses paid per $1,000†	$1.06
Ending value (after expenses)	$1,023.88

† Expenses are equal to the fund’s annualized expense ratio of .21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2013

Short-Term	Coupon	Maturity	Principal
Investments—102.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.9%
Alabama,
GO Notes, Refunding	5.00	6/1/13	1,000,000		1,000,262
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.06	6/3/13	3,300,000	[a]	3,300,000
Arizona—1.1%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/13	600,000		602,335
Phoenix Civic Improvement
Corporation, Senior Lien
Airport Revenue	5.00	7/1/13	2,000,000		2,007,745
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal
Bank of Canada)	0.16	7/15/13	3,000,000		3,000,000
California—1.8%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.18	6/7/13	3,315,000	[a]	3,315,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.19	6/7/13	5,730,000	[a]	5,730,000
Colorado—1.8%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.19	6/7/13	4,000,000	[a,b,c]	4,000,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.15	6/7/13	5,000,000	[a,b,c]	5,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—.1%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.30	6/7/13	620,000	[a]	620,000
Delaware—.1%
Delaware,
GO Notes	5.00	9/1/13	590,000		597,128
District of Columbia—5.3%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Trust)	0.22	6/7/13	6,505,000	[a]	6,505,000
Wells Fargo Stage Trust (Series
106C) (Anacostia Waterfront
Corporation, PILOT Revenue
(Waterfront Project)) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.13	6/7/13	20,000,000	[a,b,c]	20,000,000
Florida—7.7%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.17	6/7/13	20,000,000	[a]	20,000,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health System)	0.17	9/16/13	7,905,000		7,905,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.50	6/7/13	4,000,000	[a]	4,000,000
Orange County Health Facilities
Authority, HR (Orlando Regional
Healthcare System) (LOC; Branch
Banking and Trust Co.)	0.15	6/7/13	2,500,000	[a]	2,500,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.30	6/7/13	2,325,000	[a]	2,325,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	7/17/13	1,625,000		1,625,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—1.6%
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.13	6/7/13	6,000,000	[a]	6,000,000
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.22	6/7/13	1,760,000	[a]	1,760,000
Hawaii—.2%
Honolulu City and County
Board of Water Supply,
Water System Revenue	5.00	7/1/13	1,095,000		1,099,136
Illinois—3.2%
City of Elgin, Kane and Cook
Counties, GO Notes
(Corporate Purpose)	1.00	12/15/13	1,350,000		1,355,594
Deutsche Bank Spears/Lifers Trust
(Series DB-483) (Northern
Illinois Municipal Power Agency,
Power Project Revenue
(Prairie State Project))
(Liquidity Facility;
Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	6/7/13	7,015,000	[a,b,c]	7,015,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.17	6/7/13	7,370,000	[a]	7,370,000
Indiana—5.2%
Indiana Finance Authority,
IDR (Midwest Fertilizer
Corporation Project)	0.20	7/1/13	5,000,000		5,000,000
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.41	6/7/13	10,765,000	[a]	10,765,000
Saint Joseph County,
Educational Facilities
Revenue (University of
Notre Dame Du Lac Project)
(Liquidity Facility; Northern
Trust Company)	0.11	6/7/13	10,000,000	[a]	10,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa—2.2%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.18	6/7/13	11,000,000	[a]	11,000,000
Louisiana—3.6%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals—Geismar Project)
(LOC; FHLB)	0.13	6/7/13	9,000,000	[a]	9,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.06	6/3/13	4,500,000	[a]	4,500,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.12	6/7/13	4,600,000	[a]	4,600,000
Maryland—1.9%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.20	6/7/13	900,000	[a]	900,000
Maryland,
GO Notes (State and Local
Facilities Loan)	3.00	8/15/13	750,000		754,223
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	6/11/13	3,000,000		3,000,000
Montgomery County,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.18	6/19/13	5,000,000		5,000,000
Massachusetts—1.2%
Massachusetts Development
Finance Agency, Revenue
(New Bedford Waste Issue)
(LOC; Comerica Bank)	0.17	6/7/13	2,770,000	[a]	2,770,000
Massachusetts Health and
Educational Facilities Authority,
Revenue (Partners HealthCare
System, Capital Asset Program
Issue) (Liquidity Facility;
JPMorgan Chase Bank)	0.11	6/7/13	3,000,000	[a]	3,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi—2.7%
Mississippi Business Finance
Corporation, Gulf Opportunity Zone
IDR (Chevron U.S.A. Inc. Project)	0.06	6/3/13	13,300,000	[a]	13,300,000
Missouri—.9%
Saint Louis,
Airport Revenue, Refunding
(Lambert-Saint Louis International
Airport) (Spears Trust Series
DB-161) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.15	6/7/13	4,525,000	[a,b,c]	4,525,000
Nevada—4.0%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	10,000,000		10,012,940
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	2,000,000		2,032,900
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; JPMorgan
Chase Bank)	0.17	6/7/13	8,000,000	[a]	8,000,000
New Jersey—.5%
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	2,500,000		2,500,084
New York—7.1%
Amsterdam Enlarged City School
District, GO Notes, BAN	1.25	6/28/13	4,300,000		4,301,896
Erie County Fiscal Stability
Authority, Revenue, BAN	1.00	7/31/13	6,000,000		6,007,298
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.13	6/7/13	3,570,000	[a]	3,570,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	6/7/13	5,700,000	[a]	5,700,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	6/3/13	15,900,000	[a]	15,900,000
North Carolina—4.7%
Charlotte,
COP (Equipment Acquisition
and Public Facilities)	2.00	12/1/13	2,655,000		2,679,022
Charlotte,
COP, Refunding
(Cultural Arts Facilities)	4.00	6/1/13	1,000,000		1,000,201
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (The
Raleigh School Project) (LOC;
Branch Banking and Trust Co.)	0.15	6/7/13	3,070,000	[a]	3,070,000
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children’s Center,
Inc.) (LOC; Bank of America)	0.19	6/7/13	1,795,000	[a]	1,795,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.15	6/7/13	15,035,000	[a]	15,035,000
Ohio—4.7%
Columbus,
Sewerage System Revenue
(JPMorgan Chase Bank
PUTTERS, Series 2456)
(Liquidity Facility;
JPMorgan Chase Bank)	0.14	6/7/13	1,400,000	[a,b,c]	1,400,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.21	6/7/13	2,030,000	[a]	2,030,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.21	6/7/13	1,950,000	[a]	1,950,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Dayton City School District,
School Facilities Construction
and Improvement Unlimited
Tax GO Notes, Refunding	0.75	10/15/13	4,000,000		4,006,659
Ohio Higher Educational Facility
Commission, Revenue, CP (Case
Western Reserve) (Liquidity
Facility; JPMorgan Chase Bank)	0.20	8/1/13	12,000,000		12,000,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	2,000,000		2,003,060
Pennsylvania—13.3%
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.15	6/7/13	5,930,000	[a]	5,930,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wells Fargo Bank)	0.33	6/7/13	660,000	[a]	660,000
Deutsche Bank Spears/Lifers
Trust (Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	6/7/13	10,000,000	[a,b,c]	10,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1096) (Pennsylvania
Turnpike Commission, Turnpike
Subordinate Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.17	6/7/13	6,340,000	[a,b,c]	6,340,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin Project)
(LOC; Wells Fargo Bank)	0.33	6/7/13	1,000,000	[a]	1,000,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.17	6/7/13	1,300,000	[a]	1,300,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products, Inc. Project)
(LOC; M&T Trust)	0.42	6/7/13	1,200,000	[a]	1,200,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.33	6/7/13	1,000,000	[a]	1,000,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program)
(LOC; M&T Trust)	0.20	6/7/13	3,400,000	[a]	3,400,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.27	6/7/13	15,000,000	[a]	15,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project)
(LOC; Bank of America)	0.26	6/7/13	4,965,000	[a]	4,965,000
RBC Municipal Products Inc. Trust
(Series E-16) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC;
Royal Bank of Canada)	0.12	6/7/13	5,400,000	[a,b,c]	5,400,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC;
Royal Bank of Canada)	0.12	6/7/13	7,000,000	[a,b,c]	7,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.37	6/7/13	1,205,000	[a]	1,205,000
York County Industrial Development
Authority, Revenue (York
Sheet Metal, Inc. Project)
(LOC; M&T Trust)	0.40	6/7/13	1,320,000	[a]	1,320,000
Tennessee—7.7%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.15	6/7/13	14,450,000	[a]	14,450,000
Clarksville Public Building Authority,
Pooled Financing Revenue
(Tennessee Municipal Bond
Fund) (LOC; Bank of America)	0.17	6/7/13	8,250,000	[a]	8,250,000
Memphis,
CP (Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.18	7/11/13	7,000,000		7,000,000
Memphis,
GO Notes, Refunding
(General Improvement)	5.00	11/1/13	2,500,000		2,549,465
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.17	6/7/13	6,000,000	[a]	6,000,000
Texas—11.5%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School
Fund Guarantee Program)	0.23	6/12/13	4,000,000		4,000,000
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage
Revenue, Refunding (Baylor
College of Medicine)
(LOC; Barclays Bank PLC)	0.12	6/7/13	6,200,000	[a]	6,200,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	9,000,000		9,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	1,000,000		1,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
Transportation Services
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	0.17	9/9/13	3,000,000		3,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.35	7/24/13	5,000,000		5,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.11	6/7/13	1,500,000	[a]	1,500,000
San Antonio,
Water System Revenue, CP (LOC;
Bank of Tokyo-Mitsubishi UFJ)	0.18	6/13/13	7,500,000		7,500,000
Texas,
TRAN	2.50	8/30/13	7,000,000		7,039,747
Texas Public Finance Authority,
Revenue, CP	0.16	8/7/13	8,000,000		8,000,000
Texas Public Finance Authority,
Revenue, CP	0.16	8/7/13	5,000,000		5,000,000
Virginia—3.5%
Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.15	6/7/13	5,785,000	[a]	5,785,000
University of Virginia,
University Revenue, CP	0.15	6/19/13	7,000,000		7,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Virginia College Building
Authority, Educational Facilities
Revenue (21st Century College and
Equipment Programs) (Liquidity
Facility; Wells Fargo Bank)	0.08	6/3/13	4,400,000	[a]	4,400,000
Washington—.6%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.19	6/7/13	2,880,000	[a]	2,880,000
Wisconsin—2.2%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.18	6/10/13	3,000,000		3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.18	7/9/13	3,000,000		3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	8/6/13	5,000,000		5,000,000
U.S. Related—1.0%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.15	6/7/13	5,000,000	[a,b,c]	5,000,000

Total Investments (cost $509,014,695)			102.3%		509,014,695

Liabilities, Less Cash and Receivables			(2.3%)		(11,262,150)

Net Assets			100.0%		497,752,545

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, these securities amounted to $75,680,000 or 15.2% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.4
F2			VMIG2, MIG2,P2		SP2, A2	2.6
AAA,AA,Ad			Aaa,Aa,Ad		AAA,AA,Ad	6.3
Not Rated[e]			Not Rated[e]		Not Rated[e]	3.7
						100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(c)	509,014,695	509,014,695
Cash		289,324
Interest receivable		642,747
Prepaid expenses		16,812
		509,963,578
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		95,947
Payable for investment securities purchased		12,032,900
Payable for shares of Common Stock redeemed		8,324
Accrued expenses		73,862
		12,211,033
Net Assets ($)		497,752,545
Composition of Net Assets ($):
Paid-in capital		497,752,545
Net Assets ($)		497,752,545
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		497,788,011
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2013

Investment Income ($):
Interest Income	1,076,771
Expenses:
Management fee—Note 2(a)	2,326,942
Shareholder servicing costs—Note 2(b)	308,935
Professional fees	80,913
Registration fees	48,946
Custodian fees—Note 2(b)	43,363
Directors’ fees and expenses—Note 2(c)	38,207
Prospectus and shareholders’ reports	19,657
Miscellaneous	29,473
Total Expenses	2,896,436
Less—reduction in expenses due to undertaking—Note 2(a)	(1,819,331)
Less—reduction in fees due to earnings credits—Note 2(b)	(424)
Net Expenses	1,076,681
Investment Income—Net	90
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	81
Net Increase in Net Assets Resulting from Operations	171

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2013	2012
Operations ($):
Investment income—net	90	137,139
Net realized gain (loss) on investments	81	83
Net Increase (Decrease) in Net Assets
Resulting from Operations	171	137,222
Dividends to Shareholders from ($):
Investment income—net	(254)	(137,139)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	939,351,309	675,495,661
Dividends reinvested	221	119,249
Cost of shares redeemed	(860,886,383)	(732,537,593)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	78,465,147	(56,922,683)
Total Increase (Decrease) in Net Assets	78,465,064	(56,922,600)
Net Assets ($):
Beginning of Period	419,287,481	476,210,081
End of Period	497,752,545	419,287,481

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2013		2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.001	.012
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.001)	(.001)	(.012)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b]	.03		.05	.07	1.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62		.64		.65	.62	.61
Ratio of net expenses
to average net assets	.23		.18		.30	.45	.61
Ratio of net investment income
to average net assets	.00	[b]	.03		.05	.07	1.24
Net Assets, end of period ($ x 1,000)	497,753		419,287		476,210	508,402	972,883

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	509,014,695
Level 3—Significant Unobservable Inputs	—
Total	509,014,695
† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2013, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2013 and May 31, 2012 were as follows: tax exempt income $90 and $137,139, and long-term capital gains $164 and $0, respectively.

During the period ended May 31, 2013, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $164 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,819,331 during the period ended May 31, 2013.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, the fund was charged $214,148 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $81,719 for transfer agency services and $2,857 for cash management services. Cash management fees were partially offset by earnings credits of $409. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $43,363 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $1,792 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $15.

During the period ended May 31, 2013, the fund was charged $8,527 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $214,770, Shareholder Services Plan fees $17,000, custodian fees $12,600, Chief Compliance Officer fees $3,830 and transfer agency fees $14,087, which are offset against an expense reimbursement currently in effect in the amount of $166,340.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2013, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $399,253,700 and $235,085,000, respectively.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 26, 2013

TheFund

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2013 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $164 that is being designated as a long-term capital gain distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2013 calendar year on Form 1099-DIV, which will be mailed in early 2014.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued)

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

The Fund 37

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,857 in 2012 and $31,594 in 2013

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2012 and $6,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,421 in 2012 and $3,040  in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $390 in 2012 and $0 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $35,054,975 in 2012 and $49,714,045 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]